SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2023	Jun. 30, 2022 item	Dec. 31, 2023 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC, deposit at financial institutions | $	$ 2,780,659			$ 3,094,310
Accounts receivable | Credit concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of advertisers	4			4
Accounts receivable | Credit concentration risk | Advertiser one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	21.70%			22.10%
Accounts receivable | Credit concentration risk | Advertiser two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	17.30%			17.70%
Accounts receivable | Credit concentration risk | Advertiser three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	15.90%			16.20%
Accounts receivable | Credit concentration risk | Advertiser four
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	11.80%			12.00%
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	7		2
Revenue | Customer concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		78.70%
Revenue | Customer concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		17.40%
Revenue | Customer concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	154.50%
Revenue | Customer concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	66.30%
Revenue | Customer concentration risk | Publisher three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	64.20%
Revenue | Customer concentration risk | Publisher four
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	57.80%
Revenue | Customer concentration risk | Publisher five
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	45.70%
Revenue | Customer concentration risk | Publisher six
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	28.50%
Revenue | Customer concentration risk | Publisher seven
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	17.40%
Accounts payable | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1			1
Accounts payable | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	83.60%			81.40%